30. Financial income (Tables)	12 Months Ended
Dec. 31, 2017
Financial Income Tables
Schedule of Financial income
	2017	2016	2015

Interest on financial investments	369,517	477,667	647,629
Interest received from clients	38,227	43,340	60,208
Swap interest	32,300	129,179	50,611
Interest on leasing	22,709	25,756	24,045
Monetary adjustments	39,694	61,628	71,888
Other income	10,118	12,880	8,327
	512,565	750,450	862,708